Segment information	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Segment information

Note 20 – Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the Chief Operating Decision Maker (“CODM”) does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment’s revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the six months ended June 30, 2022 and 2021 and for the years ended December 31, 2021 and 2020:

	For the Six Months Ended June 30, 2022
		Property
	Medical	Management
	Services	Services	Consolidated
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,994,846	$2,100,214	$5,095,060
Income (loss) from operations	$(1,667,707)	$7,722	$(1,659,985)
Income (loss) before income taxes	$(1,728,395)	$190,781	$(1,537,614)
Net income (loss)	$(1,769,586)	$134,019	$(1,635,567)

	For the Six Months Ended June 30, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,849,471	$2,308,631	$5,158,102
Income (loss) from operations	$(845,638)	$164,915	$(680,723)
Income (loss) before income taxes	$(907,030)	$2,305,515	$1,398,485
Net income (loss)	$(907,030)	$2,252,864	$1,345,834

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$5,986,030	$4,558,520	$10,544,550
Loss from operations	$(1,186,885)	$(41,342)	$(1,228,227)
Income (loss) before income taxes	$(1,239,438)	$2,187,975	$948,537
Net income (loss)	$(1,241,091)	$2,141,487	$900,396

	For the Year Ended December 31, 2020
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$4,320,698	$4,554,681	$8,875,379
Income (loss) from operations	$(973,458)	$79,902	$(893,556)
Income (loss) before income taxes	$(738,188)	$984,637	$246,449
Net income (loss)	$(738,188)	$937,160	$198,972

The accounting principles for the Company’s revenue by segment are set out in Note 3.

As of June 30, 2022, the Company’s total assets were composed of $1,943,236 (Unaudited) for medical services and $5,107,776 (Unaudited) for property management services.

As of December 31, 2021, the Company’s total assets were composed of $1,586,589 for medical services and $6,412,439 for property management services.

As of December 31, 2020, the Company’s total assets were composed of $1,555,801 for medical service and $4,322,660 for property management services.

As substantially all of the Company’s long-lived assets are located in Singapore and all of the Company’s revenue is derived from Singapore, no geographical information is presented

Note 19 – Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the Chief Operating Decision Maker (“CODM”) does not evaluate the performance of segments using asset information.

The Company evaluates performance and determines resource allocations based on a number of factors with the primary measurements being revenues and income/loss from operations of the Company’s two reportable divisions: 1) Medical Services and 2) Property Management Services.

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the nine months ended September 30, 2022 and 2021:

	For the Nine Months Ended September 30, 2022
		Property
	Medical	Management
	Services	Services	Corporate	Consolidated
	(Unaudited)	(Unaudited)		(Unaudited)
Revenues	$4,465,667	$2,940,761	$-	$7,406,428
Loss from operations	$(707,164)	$(111,052)	$(1,567,820)	$(2,386,036)
Income (loss) before income taxes	$(887,726)	$153,207	$(1,567,820)	$(2,302,339)
Net income (loss)	$(884,803)	$75,759	$(1,567,820)	$(2,376,864)

		For the Nine Months Ended September 30, 2021
		Property
	Medical	Management
	Services	Services	Corporate	Consolidated
	(Unaudited)	(Unaudited)		(Unaudited)
Revenues	$4,434,617	$3,417,110	$-	$7,851,727
Income (loss) from operations	$(1,040,144)	$11,362	$-	$(1,028,782)
Income (loss) before income taxes	$(1,118,171)	$2,198,340	$-	$1,080,169
Net income (loss)	$(1,118,171)	$2,148,486	$-	$1,030,315

The accounting principles for the Company’s revenue by segment are set out in Note 3.

As of September 30, 2022, the Company’s total assets were composed of $2,203,559 (Unaudited) for medical services and $4,474,605 (Unaudited) for property management services.

As of December 31, 2021, the Company’s total assets were composed of $1,586,589 for medical services and $6,412,439 for property management services.

As substantially all of the Company’s long-lived assets are located in Singapore and all of the Company’s revenue is derived from Singapore, no geographical information is presented.